Thompson, Hickey, Cunningham, Clow, April & Dolan, P.A.	Attorneys And Counselors At Law

Daniel H. April

Patrick J. Dolan

John M. Hickey

C.W.N. Thompson, Jr.

Of Counsel

David F. Cunningham

Of Counsel

Megan Hadley Koehler*

*Not admitted in New Mexico

Janet Clow, Retired

August 1, 2019

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Thornburg Investment Trust (the “Trust”)
File Nos. 33-14905/811-05201
Filing pursuant to Rule 497(e)

Ladies and Gentlemen:

On behalf of the Trust, we hereby submit for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, exhibits containing interactive data format risk/return summary information for the Trust. These interactive data files relate to the risk/return information for the Thornburg Value Fund, Thornburg International Value Fund, Thornburg Developing World Fund, and Thornburg Better World International Fund contained in the supplement to the prospectuses of the Trust filed on July 15, 2019 pursuant to Rule 497(e) (Accession No. 0001387131-19-005035).

Please contact me if you have any questions.

Sincerely,

/s/ Daniel H. April
Daniel H. April

460 St. Michael’s Drive	E-mail: dan_april@catchlaw.com	Tel.: (505) 988-2900
Suite 1000	Web address: www.catchlaw.com	Extension 103
Santa Fe, New Mexico 87505		Fax: (505) 988-2901

INDEX TO EXHIBITS

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase